UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Common Shares [Member]	Series B Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Castor Maritime Inc. [Member]	Non-controlling Interest [Member]	Total	Series D Preferred Shares [Member]
Balance at Dec. 31, 2023			$ 9,674	$ 266,447,819	$ 194,722,759	$ 0	$ 461,180,252	$ 0	$ 461,180,252
Balance (in shares) at Dec. 31, 2023	9,662,354	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Dividend on Series D Preferred Shares			0	0	(1,263,889)	0	(1,263,889)	0	(1,263,889)
Deemed dividend on Preferred Shares			0	0	(249,515)	0	(249,515)	0	(249,515)
Warrants repurchase (Note 14)			0	(1,058,481)	0	0	(1,058,481)	0	(1,058,481)
Other comprehensive income									0
Net income and comprehensive income			0	0	45,185,357	0	45,185,357	0	45,185,357
Balance at Jun. 30, 2024			9,674	265,389,338	238,394,712	0	503,793,724	0	503,793,724
Balance (in shares) at Jun. 30, 2024	9,662,354	12,000
Beginning balance at Dec. 31, 2023									49,549,489
Beginning balance (in shares) at Dec. 31, 2023										50,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series D Preferred Shares									249,515
Ending balance at Jun. 30, 2024									49,799,004
Ending balance (in shares) at Jun. 30, 2024										50,000
Balance at Dec. 31, 2024			9,674	265,389,338	228,527,153	(1,509,187)	492,416,978	55,340,486	547,757,464
Balance (in shares) at Dec. 31, 2024	9,662,354	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Dividend on Series D Preferred Shares			0	0	(2,513,889)	0	(2,513,889)	0	(2,513,889)
Deemed dividend on Preferred Shares			0	0	(1,451,187)	0	(1,451,187)	0	(1,451,187)
Dividends to noncontrolling interests (Note 13)			0	0	0	0	0	(2,848,198)	(2,848,198)
Changes in Ownership of Subsidiary Without Loss of Control			0	(48,020)	0	0	(48,020)	320,800	272,780
Share-based compensation (Note 23)			0	0	0	0	0	115,044	115,044
Other comprehensive income			0	0	0	21,358,802	21,358,802	7,622,435	28,981,237
Net income and comprehensive income			0	0	(13,817,525)	0	(13,817,525)	(3,191,062)	(17,008,587)
Balance at Jun. 30, 2025			$ 9,674	$ 265,341,318	$ 210,744,552	$ 19,849,615	$ 495,945,159	$ 57,359,505	553,304,664
Balance (in shares) at Jun. 30, 2025	9,662,354	12,000
Beginning balance at Dec. 31, 2024									77,708,258
Beginning balance (in shares) at Dec. 31, 2024										100,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series D Preferred Shares									1,451,187
Ending balance at Jun. 30, 2025									$ 79,159,445	$ 79,159,445
Ending balance (in shares) at Jun. 30, 2025										100,000